Organization and basis of financial statements (Details Narrative)						12 Months Ended
	Apr. 03, 2023 shares	Mar. 30, 2023 USD ($)	Mar. 30, 2023 SGD ($)	Aug. 05, 2022 shares	Sep. 01, 2021 $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Jun. 06, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued	549,451				2,900,000
Number of shares issued on acquisition				791,667
Contract price exceeding the limit | $						$ 100,000
VIE contribution as a percentage of consolidated revenues						100.00%	91.00%
VIE contribution as a percentage of consolidated total assets						94.00%	82.00%
VIE contribution as a percentage of consolidated total liabilities						98.00%	92.00%
Assets | $						$ 36,323,083	$ 43,642,638
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets | $						34,468,955	$ 35,481,771
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets | $						$ 0
Le First Skillland Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest, ownership percentage by parent		75.00%	75.00%
Le First Skilland Pte Ltd Singapore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital commitment obligation		$ 278,869	$ 375,000
Shenzhen Jisen Information Tech Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition, percentage of voting					100.00%
Number of shares issued on acquisition					2,900,000
Business acquisition, share price | $ / shares					$ 1.60
Shenzhen Jisen Information Tech Limited [Member] | WuxiKingway Cloud Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest transferred (in percent)								100.00%
Mr Gao Xiaofeng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						7,740,000
Mr Hua Lugang [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						1,800,000